Accounting policies - Foreign currency transactions (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 MXN ($) item	Dec. 31, 2017 item
Accounting policies
Exchange rate | item	19.6512	19.6629
Gain loss recognized in change in ownership that do not result in loss of control | $	$ 0